Average Annual Total Returns		12 Months Ended		52 Months Ended		60 Months Ended		67 Months Ended		79 Months Ended
		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025
Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%				(0.36%)				1.37%
Morningstar Moderately Aggressive Target Risk TR USD Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	18.45%				7.93%				9.58%
Morningstar Aggressive Target Risk Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent		20.43%	[3]	7.86%	[4]	9.58%	[3]	14.04%	[3]
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	[5]	11.85%	[6]	14.42%	[5]	17.87%	[5]
TFA Tactical Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.78%				0.28%				1.35%
Performance Inception Date										Jun. 10, 2019
TFA Tactical Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.95%				(1.25%)				0.08%
TFA Tactical Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.64%				(0.37%)				0.58%
Tactical Allocation Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		11.54%				7.17%				7.26%
Performance Inception Date										Jun. 10, 2019
Tactical Allocation Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.54%				6.11%				6.18%
Tactical Allocation Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.27%				5.35%				5.44%
TFA Quantitative Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		11.43%				6.87%		9.28%
Performance Inception Date								May 18, 2020
TFA Quantitative Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.82%				4.70%		6.99%
TFA Quantitative Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.39%				4.63%		6.58%
TFA AlphaGen Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		18.17%		6.89%
Performance Inception Date				Aug. 23, 2021
TFA AlphaGen Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.44%		6.05%
TFA AlphaGen Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.89%		5.25%

[1]	The Bloomberg Barclays U.S. Aggregate Bond Index is a widely-used indicator of the bond market. The index is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade and has a greater number of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The annual total returns included for the above Fund are net of the total annual operating expenses for the Fund, while no annual operating expenses are deducted for the Bloomberg Barclays U.S. Aggregate Bond Index.
[2]	The Morningstar Moderately Aggressive Target Risk Total Return USD Index seeks approximately 80% exposure to global equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. Investors cannot invest directly in an index.
[3]	The Morningstar Aggressive Target Risk Total Return USD Index seeks approximately 95% exposure to global equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. Investors cannot invest directly in an index.
[4]	The Morningstar Aggressive Target Risk Total Return USD Index seeks approximately 95% exposure to global equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. Investors cannot invest directly in an index.
[5]	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.
[6]	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.